Segments	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segments
15. SEGMENTS
The following table presents a summary of revenue by geography for the three and six months ended June 30, 2022 and 2021 (in thousands):

	Three Months Ended June 30,
	2022		2021
	Amount	%	Amount	%
	(In Thousands)		(In Thousands)
United States	$1,649	77.3%	$593	38.5%
United Kingdom	485	22.7%	947	61.5%

	$2,134	100.0%	$1,540	100.0%

	Six Months Ended June 30,
	2022		2021
	Amount	%	Amount	%
	(In Thousands)		(In Thousands)
United States	$3,550	83.8%	$2,783	71.4%
United Kingdom	688	16.2%	1,117	28.6%

	$4,238	100.0%	$3,900	100.0%

Revenues from external customers are attributed to individual countries based on the physical location in which the services are provided or the particular customer location with whom the Company has contracted.

Rigetti Holdings Inc
Segments
15.	SEGMENTS
The following table presents a summary of revenue by geography for the 11 months ended December 31, 2021 and year ended January 31,
2021:

	11 Months Ended December 31,	Year Ended January 31,
	2021	2021
United States	$5,826,004	$5,108,847
United Kingdom	2,370,302	412,747
Australia	—	21,004

	$8,196,306	$5,542,598

Revenues from external customers are attributed to individual countries based on the physical location in which the services are provided or the particular customer location with whom the Company has contracted.
During the 11 months ended December 31, 2021, 71% of revenues were derived from customers in the United States and 29% of revenues were derived from customers in United Kingdom. During the year ended January 31, 2021, 92% of revenues were derived from customers in the United States, 7% of revenues were derived from customers in United Kingdom, and less than 1% of revenues were derived from customers in Australia.